Distribution Date:	08/17/26	CSAIL 2020-C19 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	5
			Executive Vice President - Division Head	(913) 253-9001	AskMidland@midlands.com
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
Current Mortgage Loan and Property Stratification	8-12		company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
			2977 McFarlane Road,, Suite 300, | Miami , FL 33133 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12597NAQ6	1.295500%	20,253,000.00	1,265,066.85	0.00	1,365.75	0.00	0.00	1,365.75	1,265,066.85	31.04%	30.00%
A-2	12597NAR4	2.319900%	178,063,000.00	178,063,000.00	0.00	344,240.29	0.00	0.00	344,240.29	178,063,000.00	31.04%	30.00%
A-3	12597NAS2	2.560800%	348,421,000.00	348,421,000.00	0.00	743,530.41	0.00	0.00	743,530.41	348,421,000.00	31.04%	30.00%
A-SB	12597NAT0	2.550100%	33,510,000.00	25,317,304.47	561,579.56	53,801.38	0.00	0.00	615,380.94	24,755,724.91	31.04%	30.00%
A-S	12597NAW3	2.971000%	58,025,000.00	58,025,000.00	0.00	143,660.23	0.00	0.00	143,660.23	58,025,000.00	23.80%	23.00%
B	12597NAX1	3.475900%	48,699,000.00	48,699,000.00	0.00	141,060.71	0.00	0.00	141,060.71	48,699,000.00	17.72%	17.13%
C	12597NAY9	3.731446%	34,193,000.00	34,193,000.00	0.00	106,324.44	0.00	0.00	106,324.44	34,193,000.00	13.45%	13.00%
D	12597NAC7	2.500000%	21,760,000.00	21,760,000.00	0.00	45,333.33	0.00	0.00	45,333.33	21,760,000.00	10.73%	10.38%
E	12597NAE3	2.500000%	18,650,000.00	18,650,000.00	0.00	38,854.17	0.00	0.00	38,854.17	18,650,000.00	8.41%	8.13%
F-RR	12597NAH6	3.731446%	21,760,000.00	21,760,000.00	0.00	52,174.60	0.00	0.00	52,174.60	21,760,000.00	5.69%	5.50%
G-RR*	12597NAK9	3.731446%	9,325,000.00	9,325,000.00	0.00	0.00	0.00	0.00	0.00	9,325,000.00	4.53%	4.38%
NR-RR	12597NAM5	3.731446%	36,266,035.00	36,266,035.00	0.00	0.00	0.00	0.00	0.00	36,266,035.00	0.00%	0.00%
Z	12597NBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12597NAN3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			828,925,035.00	801,744,406.32	561,579.56	1,670,345.31	0.00	0.00	2,231,924.87	801,182,826.76

X-A	12597NAU7	1.204954%	638,272,000.00	611,091,371.32	0.00	613,613.96	0.00	0.00	613,613.96	610,529,791.76
X-B	12597NAV5	0.150133%	82,892,000.00	82,892,000.00	0.00	10,370.69	0.00	0.00	10,370.69	82,892,000.00
X-D	12597NAA1	1.231446%	40,410,000.00	40,410,000.00	0.00	41,468.94	0.00	0.00	41,468.94	40,410,000.00
Notional SubTotal			761,574,000.00	734,393,371.32	0.00	665,453.59	0.00	0.00	665,453.59	733,831,791.76

Deal Distribution Total					561,579.56	2,335,798.90	0.00	0.00	2,897,378.46

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12597NAQ6	62.46318323	0.00000000	0.06743445	0.00000000	0.00000000	0.00000000	0.00000000	0.06743445	62.46318323
A-2	12597NAR4	1,000.00000000	0.00000000	1.93324997	0.00000000	0.00000000	0.00000000	0.00000000	1.93324997	1,000.00000000
A-3	12597NAS2	1,000.00000000	0.00000000	2.13399999	0.00000000	0.00000000	0.00000000	0.00000000	2.13399999	1,000.00000000
A-SB	12597NAT0	755.51490510	16.75856640	1.60553208	0.00000000	0.00000000	0.00000000	0.00000000	18.36409848	738.75633870
A-S	12597NAW3	1,000.00000000	0.00000000	2.47583335	0.00000000	0.00000000	0.00000000	0.00000000	2.47583335	1,000.00000000
B	12597NAX1	1,000.00000000	0.00000000	2.89658330	0.00000000	0.00000000	0.00000000	0.00000000	2.89658330	1,000.00000000
C	12597NAY9	1,000.00000000	0.00000000	3.10953821	0.00000000	0.00000000	0.00000000	0.00000000	3.10953821	1,000.00000000
D	12597NAC7	1,000.00000000	0.00000000	2.08333318	0.00000000	0.00000000	0.00000000	0.00000000	2.08333318	1,000.00000000
E	12597NAE3	1,000.00000000	0.00000000	2.08333351	0.00000000	0.00000000	0.00000000	0.00000000	2.08333351	1,000.00000000
F-RR	12597NAH6	1,000.00000000	0.00000000	2.39772978	0.71180882	14.23777757	0.00000000	0.00000000	2.39772978	1,000.00000000
G-RR	12597NAK9	1,000.00000000	0.00000000	0.00000000	3.10953780	34.96631206	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	12597NAM5	1,000.00000000	0.00000000	0.00000000	3.10953817	59.71169718	0.00000000	0.00000000	0.00000000	1,000.00000000
Z	12597NBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12597NAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12597NAU7	957.41528897	0.00000000	0.96136750	0.00000000	0.00000000	0.00000000	0.00000000	0.96136750	956.53544533
X-B	12597NAV5	1,000.00000000	0.00000000	0.12511087	0.00000000	0.00000000	0.00000000	0.00000000	0.12511087	1,000.00000000
X-D	12597NAA1	1,000.00000000	0.00000000	1.02620490	0.00000000	0.00000000	0.00000000	0.00000000	1.02620490	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	1,365.75	0.00	1,365.75	0.00	0.00	0.00	1,365.75	0.00
A-2	07/01/26 - 07/30/26	30	0.00	344,240.29	0.00	344,240.29	0.00	0.00	0.00	344,240.29	0.00
A-3	07/01/26 - 07/30/26	30	0.00	743,530.41	0.00	743,530.41	0.00	0.00	0.00	743,530.41	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	53,801.38	0.00	53,801.38	0.00	0.00	0.00	53,801.38	0.00
X-A	07/01/26 - 07/30/26	30	0.00	613,613.96	0.00	613,613.96	0.00	0.00	0.00	613,613.96	0.00
X-B	07/01/26 - 07/30/26	30	0.00	10,370.69	0.00	10,370.69	0.00	0.00	0.00	10,370.69	0.00
X-D	07/01/26 - 07/30/26	30	0.00	41,468.94	0.00	41,468.94	0.00	0.00	0.00	41,468.94	0.00
A-S	07/01/26 - 07/30/26	30	0.00	143,660.23	0.00	143,660.23	0.00	0.00	0.00	143,660.23	0.00
B	07/01/26 - 07/30/26	30	0.00	141,060.71	0.00	141,060.71	0.00	0.00	0.00	141,060.71	0.00
C	07/01/26 - 07/30/26	30	0.00	106,324.44	0.00	106,324.44	0.00	0.00	0.00	106,324.44	0.00
D	07/01/26 - 07/30/26	30	0.00	45,333.33	0.00	45,333.33	0.00	0.00	0.00	45,333.33	0.00
E	07/01/26 - 07/30/26	30	0.00	38,854.17	0.00	38,854.17	0.00	0.00	0.00	38,854.17	0.00
F-RR	07/01/26 - 07/30/26	30	293,412.70	67,663.55	0.00	67,663.55	15,488.96	0.00	0.00	52,174.60	309,814.04
G-RR	07/01/26 - 07/30/26	30	296,143.55	28,996.44	0.00	28,996.44	28,996.44	0.00	0.00	0.00	326,060.86
NR-RR	07/01/26 - 07/30/26	30	2,046,372.60	112,770.62	0.00	112,770.62	112,770.62	0.00	0.00	0.00	2,165,506.50
Totals			2,635,928.85	2,493,054.91	0.00	2,493,054.91	157,256.02	0.00	0.00	2,335,798.90	2,801,381.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,897,378.46
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,515,192.08	Master Servicing Fee	14,183.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,206.62
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.20
ARD Interest	0.00	Operating Advisor Fee	1,194.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,515,192.08	Total Fees	22,137.13

Principal		Expenses/Reimbursements
Scheduled Principal	561,579.56	Reimbursement for Interest on Advances	546.37
Unscheduled Principal Collections		ASER Amount	117,768.98
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	38,940.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	561,579.56	Total Expenses/Reimbursements	157,256.03

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,335,798.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	561,579.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,897,378.46
Total Funds Collected	3,076,771.64	Total Funds Distributed	3,076,771.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	801,744,407.18	801,744,407.18	Beginning Certificate Balance	801,744,406.32
(-) Scheduled Principal Collections	561,579.56	561,579.56	(-) Principal Distributions	561,579.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	801,182,827.62	801,182,827.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	803,909,270.96	803,909,270.96	Ending Certificate Balance	801,182,826.76
Ending Actual Collateral Balance	803,564,248.80	803,564,248.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.86)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.86)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP	Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP
$9,999,999 or less	5	40,777,855.02	5.09%	42	3.5023	1.999110	1.49 or less	7	263,052,120.01	32.83%	40	3.8814	0.918899
$10,000,000 to $19,999,999	12	156,894,544.79	19.58%	42	3.5571	1.818079	1.50 to 1.74	4	72,400,000.00	9.04%	42	3.4686	1.606906
$20,000,000 to $29,999,999	6	143,567,667.84	17.92%	41	3.5564	2.135036	1.75 to 1.99	3	28,700,000.00	3.58%	42	3.3100	1.883031
$30,000,000 to $39,999,999	2	73,773,620.61	9.21%	39	4.1540	1.982706	2.00 to 2.24	5	50,045,761.41	6.25%	43	3.6490	2.066752
$40,000,000 to $49,999,999	1	45,000,000.00	5.62%	40	3.3000	2.470000	2.25 to 2.49	4	122,550,000.00	15.30%	41	3.3343	2.365255
$50,000,000 or more	5	298,669,139.36	37.28%	41	3.7105	1.705297	2.50 to 2.99	7	194,106,778.24	24.23%	40	3.7022	2.744791
Totals	32	801,182,827.62	100.00%	41	3.6431	1.912490	3.00 or more	1	27,828,167.96	3.47%	43	3.5100	3.660000
							Totals	32	801,182,827.62	100.00%	41	3.6431	1.912490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP
							Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP
Arizona	2	54,253,763.11	6.77%	41	3.7828	2.830784
							Industrial	1	11,938,855.36	1.49%	43	3.7400	2.080000
California	7	90,500,000.00	11.30%	42	3.3693	1.737227
							Lodging	2	48,391,480.24	6.04%	37	4.3219	2.496370
Colorado	1	21,562,311.17	2.69%	43	3.6700	1.150000
							Mixed Use	2	7,445,396.47	0.93%	43	3.7500	2.480000
Florida	1	34,500,000.00	4.31%	43	3.8170	1.280000
							Multi-Family	12	214,426,638.40	26.76%	42	3.5826	1.820329
Georgia	5	92,815,622.16	11.58%	43	3.7129	1.494490
							Office	9	241,658,739.72	30.16%	39	3.8082	1.436527
Illinois	7	23,775,850.77	2.97%	43	3.5072	2.214386
							Retail	20	208,738,559.80	26.05%	42	3.4652	2.224680
Indiana	3	11,936,048.21	1.49%	43	3.6700	1.150000
							Self Storage	13	26,083,157.67	3.26%	43	3.1100	2.840000
Iowa	1	1,953,700.52	0.24%	43	3.6700	1.150000
							Totals	60	801,182,827.62	100.00%	41	3.6431	1.912490
Louisiana	3	39,032,545.68	4.87%	43	3.5585	3.187056

New Hampshire	2	3,786,473.32	0.47%	43	3.1100	2.840000

New Jersey	1	25,656,342.25	3.20%	37	3.6900	(0.800000)

New York	3	69,220,070.57	8.64%	42	3.3614	2.075454

North Carolina	2	11,572,126.53	1.44%	43	3.7488	1.859124

Ohio	2	5,058,048.85	0.63%	43	3.1100	2.840000

South Carolina	1	11,726,638.40	1.46%	41	3.7300	0.260000

Tennessee	1	11,729,051.03	1.46%	42	3.6500	2.030000

Texas	3	108,423,826.65	13.53%	39	3.7895	2.666150

Washington	5	115,750,000.00	14.45%	37	3.8880	1.717538

Washington, DC	5	20,850,000.00	2.60%	43	3.6392	1.487914

Wisconsin	4	4,580,408.41	0.57%	43	3.1100	2.840000

Totals	60	801,182,827.62	100.00%	41	3.6431	1.912490

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP	Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP
	3.2499% or less	1	26,083,157.63	3.26%	43	3.1100	2.840000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.2500% to 3.4999%	11	270,700,000.00	33.79%	41	3.3491	2.242530	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.7499%	10	195,107,696.68	24.35%	42	3.6446	1.449333	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 3.9999%	7	167,518,352.70	20.91%	42	3.8110	1.885243	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or more	2	99,273,620.61	12.39%	34	4.4065	1.614844	49 months or greater	31	758,682,827.62	94.70%	41	3.6572	1.898065
	Totals	32	801,182,827.62	100.00%	41	3.6431	1.912490	Totals	32	801,182,827.62	100.00%	41	3.6431	1.912490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP	Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP
	110 months or less	31	758,682,827.62	94.70%	41	3.6572	1.898065	Interest Only	20	464,800,000.00	58.01%	41	3.6003	2.021624
111 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	11	293,882,827.62	36.68%	41	3.7473	1.702646
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	801,182,827.62	100.00%	41	3.6431	1.912490	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	801,182,827.62	100.00%	41	3.6431	1.912490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	42,500,000.00	5.30%	39	3.3910	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	695,132,334.55	86.76%	41	3.6441	1.948170
	13 months to 24 months	1	63,550,493.07	7.93%	43	3.8007	1.350000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	801,182,827.62	100.00%	41	3.6431	1.912490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30317956	OF	Dallas	TX	Actual/360	3.410%	199,674.44	0.00	0.00	N/A	01/06/30	--	68,000,000.00	68,000,000.00	08/06/26
2	30504431	OF	Atlanta	GA	Actual/360	3.801%	208,391.00	122,213.64	0.00	N/A	03/05/30	--	63,672,706.71	63,550,493.07	07/05/25
3	30503877	OF	Seattle	WA	Actual/360	4.378%	226,196.67	0.00	0.00	N/A	06/05/29	--	60,000,000.00	60,000,000.00	05/05/25
4	30504850	Various Various		Various	Actual/360	3.670%	180,808.94	94,343.76	0.00	N/A	03/05/30	--	57,212,990.05	57,118,646.29	12/05/25
5	30505150	RT	White Plains	NY	Actual/360	3.250%	139,930.56	0.00	0.00	N/A	02/01/30	--	50,000,000.00	50,000,000.00	08/01/26
6A1	30504780	MF	Tucson	AZ	Actual/360	3.840%	66,133.33	0.00	0.00	N/A	01/06/30	--	20,000,000.00	20,000,000.00	08/07/26
6A2	30504782				Actual/360	3.840%	66,133.33	0.00	0.00	N/A	01/06/30	--	20,000,000.00	20,000,000.00	08/07/26
6A3	30504783				Actual/360	3.840%	33,066.67	0.00	0.00	N/A	01/06/30	--	10,000,000.00	10,000,000.00	08/07/26
7	30504569	RT	Seattle	WA	Actual/360	3.300%	127,875.00	0.00	0.00	N/A	12/06/29	--	45,000,000.00	45,000,000.00	08/06/26
8	30503899	LO	Plano	TX	Actual/360	4.450%	150,785.13	75,888.31	0.00	N/A	07/05/29	--	39,349,508.92	39,273,620.61	08/05/26
9	30317958	MF	Las Vegas	NV	Actual/360	3.391%	124,101.18	0.00	0.00	N/A	11/01/29	--	42,500,000.00	42,500,000.00	08/01/26
10	30504986	MF	Fort Myers	FL	Actual/360	3.817%	113,396.71	0.00	0.00	N/A	03/05/30	--	34,500,000.00	34,500,000.00	08/05/26
11	30505096	SS	Various	Various	Actual/360	3.110%	70,075.79	83,508.98	0.00	03/05/30	03/05/35	--	26,166,666.61	26,083,157.63	08/05/26
12	30505110	RT	Baton Rouge	LA	Actual/360	3.510%	84,276.81	54,979.59	0.00	N/A	03/05/30	--	27,883,147.55	27,828,167.96	08/05/26
13	30503754	OF	Morristown	NJ	Actual/360	3.690%	81,523.03	0.00	0.00	N/A	09/05/29	--	25,656,342.25	25,656,342.25	08/05/26
14	30317959	MF	Oakland	CA	Actual/360	3.480%	71,920.00	0.00	0.00	N/A	02/06/30	--	24,000,000.00	24,000,000.00	08/06/26
15	30317960	MF	Oakland	CA	Actual/360	3.310%	56,150.47	0.00	0.00	N/A	02/06/30	--	19,700,000.00	19,700,000.00	08/06/26
16	30503762	OF	New York	NY	Actual/360	3.650%	56,575.00	0.00	0.00	02/05/30	02/05/32	--	18,000,000.00	18,000,000.00	08/05/26
17	30504500	MF	Marietta	GA	Actual/360	3.419%	50,633.26	0.00	0.00	N/A	03/05/30	--	17,200,000.00	17,200,000.00	08/05/26
18	30317961	MF	Oakland	CA	Actual/360	3.310%	40,758.97	0.00	0.00	N/A	02/06/30	--	14,300,000.00	14,300,000.00	08/06/26
19	30504534	IN	Niles	IL	Actual/360	3.740%	38,530.54	25,085.25	0.00	N/A	03/05/30	--	11,963,940.61	11,938,855.36	08/05/26
20	30317962	RT	Jackson	TN	Actual/360	3.650%	36,943.05	24,813.99	0.00	N/A	02/06/30	--	11,753,865.02	11,729,051.03	08/06/26
21	30317963	MF	Spartanburg	SC	Actual/360	3.730%	37,744.40	24,623.10	0.00	N/A	01/06/30	--	11,751,261.50	11,726,638.40	08/06/26
22	30503856	RT	Alexandria	LA	Actual/360	3.680%	31,337.56	29,136.43	0.00	N/A	03/05/30	--	9,889,131.82	9,859,995.39	08/05/26
23	30505038	LO	Fayetteville	NC	Actual/360	3.770%	29,687.73	26,986.51	0.00	N/A	03/05/30	--	9,144,846.14	9,117,859.63	08/05/26
24	30504289	RT	Kent	WA	Actual/360	3.615%	33,463.85	0.00	0.00	N/A	03/05/30	--	10,750,000.00	10,750,000.00	08/05/26
25	30317964	MF	Oakland	CA	Actual/360	3.430%	31,603.64	0.00	0.00	N/A	02/06/30	--	10,700,000.00	10,700,000.00	08/06/26
26	30504912	MF	Washington	DC	Actual/360	3.530%	31,917.08	0.00	0.00	N/A	03/05/30	--	10,500,000.00	10,500,000.00	08/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30503948	Various Washington		DC	Actual/360	3.750%	33,421.88	0.00	0.00	N/A	03/05/30	--	10,350,000.00	10,350,000.00	08/05/26
28	30317965	MF	Oakland	CA	Actual/360	3.310%	25,652.50	0.00	0.00	N/A	02/06/30	--	9,000,000.00	9,000,000.00	08/06/26
29	30317966	MF	Oakland	CA	Actual/360	3.310%	21,092.06	0.00	0.00	N/A	02/06/30	--	7,400,000.00	7,400,000.00	08/06/26
30	30317967	MF	Oakland	CA	Actual/360	3.310%	15,391.50	0.00	0.00	N/A	02/06/30	--	5,400,000.00	5,400,000.00	08/06/26
Totals							2,515,192.08	561,579.56	0.00				801,744,407.18	801,182,827.62
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,383,520.09	2,771,888.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,963,742.68	0.00	--	--	02/11/26	11,608,511.10	272,412.53	290,523.06	4,007,933.34	69,133.61	0.00
3	7,135,626.37	0.00	--	--	07/10/26	21,406,165.32	1,570,604.23	143,821.32	1,739,218.27	0.00	0.00
4	7,156,222.15	0.00	--	--	12/15/25	0.00	0.00	2,188,595.55	2,188,595.55	0.00	0.00
5	26,733,504.53	6,819,939.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	10,524,657.92	10,078,322.89	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	10,524,657.92	10,078,322.89	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	10,524,657.92	10,078,322.89	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	32,256,096.24	7,879,381.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	15,764,532.94	15,769,577.93	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,915,248.22	1,779,995.58	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,315,222.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,866,523.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,506,914.91	(276,115.76)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,358,489.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,074,740.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,047,914.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,660,493.01	1,403,121.88	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	931,270.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,855,369.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,760,565.39	1,672,202.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	249,045.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,581,998.95	1,622,256.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,731,555.83	1,549,431.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	988,980.61	1,175,637.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	624,030.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	483,447.96	53,644.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	708,202.73	42,039.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	553,779.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	512,170.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	360,829.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	165,054,009.91	72,497,969.55				33,014,676.42	1,843,016.76	2,622,939.93	7,935,747.16	69,133.61	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	123,550,493.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.643091%	3.611033%	41
07/17/26	0	0.00	0	0.00	3	180,885,696.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.643217%	3.611152%	42
06/17/26	0	0.00	0	0.00	2	123,801,970.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.643343%	3.611271%	43
05/15/26	0	0.00	0	0.00	2	123,923,263.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.643467%	3.611389%	44
04/17/26	0	0.00	0	0.00	2	124,051,639.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.643592%	3.611507%	45
03/17/26	1	10,350,000.00	0	0.00	2	124,172,016.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.643724%	3.611633%	46
02/18/26	2	68,059,421.64	0	0.00	2	124,314,630.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.643857%	3.611758%	47
01/16/26	0	0.00	0	0.00	2	124,434,044.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.643974%	3.611869%	48
12/17/25	0	0.00	0	0.00	2	124,553,021.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.644095%	3.611984%	49
11/18/25	0	0.00	0	0.00	2	124,679,164.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.644213%	3.612097%	50
10/20/25	1	10,350,000.00	1	64,797,242.85	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.644330%	3.612209%	51
09/17/25	2	75,272,519.78	0	0.00	1	60,000,000.00	0	0.00	0	0.00	1	57,894,095.55	0	0.00	0	0.00	3.644447%	3.612320%	52
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30504431	07/05/25	12	6	290,523.06	4,007,933.34	189,911.55	65,156,464.99	10/06/25	1
3	30503877	05/05/25	14	6	143,821.32	1,739,218.27	0.00	60,000,000.00	02/03/25	98
Totals					434,344.38	5,747,151.61	189,911.55	125,156,464.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		99,273,621	39,273,621	60,000,000		0
37 - 48 Months		657,826,049	594,275,556	63,550,493		0
49 - 60 Months		0	0	0		0
> 60 Months		44,083,158	44,083,158	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	801,182,828	677,632,335	0	0	123,550,493	0
Jul-26	801,744,407	620,858,710	0	0	180,885,697	0
Jun-26	802,333,522	678,531,551	0	0	123,801,971	0
May-26	802,891,262	678,967,998	0	0	123,923,263	0
Apr-26	803,476,672	679,425,033	0	0	124,051,639	0
Mar-26	804,030,598	669,508,581	10,350,000	0	124,172,017	0
Feb-26	804,671,655	612,297,603	68,059,422	0	124,314,630	0
Jan-26	805,221,590	680,787,545	0	0	124,434,044	0
Dec-25	805,769,691	681,216,670	0	0	124,553,021	0
Nov-25	806,248,010	681,568,846	0	0	124,679,164	0
Oct-25	806,700,769	671,553,526	10,350,000	64,797,243	60,000,000	0
Sep-25	807,176,048	671,903,528	75,272,520	0	60,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30504431	63,550,493.07	65,156,464.99	109,000,000.00	09/04/19	4,403,157.68	1.35000	06/30/25	03/05/30	282
3	30503877	60,000,000.00	60,000,000.00	81,300,000.00	--	5,825,482.01	0.97000	12/31/25	06/05/29	I/O
4	30504850	57,118,646.29	57,894,095.55	77,890,000.00	--	6,186,324.44	1.15000	09/30/25	03/05/30	282
Totals		180,669,139.36	183,050,560.54	268,190,000.00		16,414,964.13

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30504431	OF	GA	10/06/25	1

8/11/2026 - The Loan transferred into special servicing on 10/6/25 in connection with payment default after rolling 60 days past due. A Notice of Default, Reservation of Rights, and Lender''s Demand and Acceleration were sent to Borrower, and the Lender i s sweeping all cash flow. The special servicer, and through counsel, are currently engaged in discussions to explore a potential workout, such as a modification or forbearance. The Special Servicer will continue to dual track negotiations and enforcement of the existing defaults under the Loan. The Special Servicer will evaluate all workout strategies in order to maximize recovery to the trust.

3	30503877	OF	WA	02/03/25	98

8/11/2026 - The loan transferred to special servicing due to payment default resulting from limited cashflow and the borrower has expressed an inability to fund future shortfalls. A Notice of Default was sent to Borrower. Lender''s Motion to

Appoint Receiver was recently entered who is now overseeing the collateral. Lender will continue to dual track enforcement proceedings while continuing discussions with Borrower in order to maximize recovery to the trust.

4	30504850	Various	Various	10/27/23	98

8/11/2026 - The loan was transferred to Special Servicing due to the appointment of an entity receiver in October 2023. The entity receiver was appointed on two properties in the State of Indiana and a SEC receiver was appointed on the remaining twelve properties in the portfolio, along with all other assets owned by ArciTerra Companies, LLC and its related affiliates. An agreement was executed with the SEC receiver to convert the loan to interest-only and defer reserves through June 2024, with an extended expiration date of September 2024. A Loan Modification was then executed, extending the interest-only and reserve deferral period to June 2025. A loan modification extension was executed extending the interest-only and reserve deferral through December 2025. The SEC receiver filed a court motion to set an auction sale date, which remains pending court approval. The special servicer and SEC receiver are in active discussions regarding an extension to the prior modification.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30504850	0.00	3.67000%	0.00	3.67000%	10	03/20/24	03/05/24	04/08/24
4	30504850	0.00	3.67000%	0.00	3.67000%	8	09/07/24	09/07/24	02/06/25
4	30504850	0.00	3.67000%	0.00	3.67000%	8	09/06/24	09/06/24	02/06/25
4	30504850	0.00	3.67000%	0.00	3.67000%	8	07/27/25	07/18/25	08/13/25
6A1	30504780	0.00	3.84000%	0.00	3.84000%	8	04/26/24	05/07/24	05/30/24
6A2	30504782	0.00	3.84000%	0.00	3.84000%	8	04/26/24	05/07/24	05/30/24
6A3	30504783	0.00	3.84000%	0.00	3.84000%	8	04/26/24	05/07/24	05/30/24
13	30503754	0.00	3.69000%	0.00	3.69000%	8	05/08/25	05/08/25	06/12/25
14	30317959	0.00	3.48000%	0.00	3.48000%	8	03/09/22	03/09/22	04/08/22
15	30317960	0.00	3.31000%	0.00	3.31000%	8	03/08/22	03/08/22	04/08/22
18	30317961	0.00	3.31000%	0.00	3.31000%	8	03/09/22	03/09/22	04/08/22
22	30503856	11,802,873.05	3.68000%	11,802,873.05	3.68000%	8	07/10/20	07/01/20	07/16/20
28	30317965	0.00	3.31000%	0.00	3.31000%	8	03/09/22	03/09/22	04/08/22
Totals		11,802,873.05		11,802,873.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	13,707.32	0.00	0.00	37,668.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	12,916.67	0.00	0.00	80,100.98	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	12,316.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	110.58	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.70	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	560.76	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(128.67)	0.00	0.00	0.00
Total	0.00	0.00	38,940.68	0.00	0.00	117,768.98	0.00	0.00	546.37	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		157,256.03

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices” tab for the CSAIL 2020-C19 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding the Retaining Party’s compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27